Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption - Class A Ordinary Shares [Member] - Securities Subject to Mandatory Redemption [Member] - USD ($)
	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Class A ordinary shares subject to possible redemption	$ 22,485,023	$ 25,971,412	$ 25,417,987	$ 25,417,987	$ 233,450,000
Plus:
Remeasurement of carrying value to redemption value	539,200	554,814	553,425		2,129,761
Initial Pre-Extension Redemption		(4,041,203)			210,161,774
Class A ordinary shares subject to possible redemption	$ 23,024,223	$ 22,485,023	$ 25,971,412	$ 23,024,223	$ 25,417,987